Investments in Associates and Joint Ventures - Summarized Financial Information of the Group's Principal Associates and Joint Ventures (Detail) € in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Disclosure of associates and joint ventures [Line Items]
Registered Capital	¥ 183,021	¥ 183,021
China Petroleum Finance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 8,331
Principal Activities	Deposits, loans, settlement, lending, bills acceptance discounting, guarantee and other banking business
Associate, Interest Direct %	32.00%	32.00%
CNPC Captive Insurance Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 5,000
Principal Activities	Property loss insurance, liability insurance, credit insurance and deposit insurance; as well as the application of the above insurance reinsurance and insurance capital business
Associate, Interest Direct %	49.00%	49.00%
China Marine Bunker (PetroChina) Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 1,000
Principal Activities	Oil import and export trade and transportation, sale and storage
Joint Venture, Interest Indirect %	50.00%	50.00%
Trans-Asia Gas Pipeline Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	PRC
Registered Capital	¥ 5,000
Principal Activities	Main contractor, investment holding, investment management, investment consulting, enterprise management advisory, technology development, promotion and technology consulting
Joint Venture, Interest Indirect %	50.00%	50.00%
PetroIneos Refining Limited [Member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	UK
Registered Capital | $				$ 1,000
Principal Activities	Refining
Joint Venture, Interest Indirect %	49.90%
Mangistau Investment B.V. [Member]
Disclosure of associates and joint ventures [Line Items]
Associate, Country of Incorporation	Netherlands
Registered Capital | €			€ 18,000
Principal Activities	Engages in investing activities, the principle activities of its main subsidiaries are exploration, exploitation and sale of oil and gas.
Joint Venture, Interest Indirect %	50.00%	50.00%